May 24, 2024
Portfolio Optimization Aggressive-Growth Portfolio

Portfolio Optimization Aggressive-Growth Portfolio – In the Performance subsection, the third sentence is deleted and replaced with the following:

The composite benchmark is comprised of 65% S&P 500, 25% MSCI EAFE, 7% ICE BofA U.S. 3-Month T-Bill, and 3% Bloomberg US Aggregate Bond Indices.